Inventories, net (Tables)	12 Months Ended
Jan. 02, 2016
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventory balances at the end of 2015 and 2014 were as follows:

	January 2, 2016	January 3, 2015
Inventories at FIFO, net	$4,009,641	$3,814,123
Adjustments to state inventories at LIFO	165,127	122,832
Inventories at LIFO, net	$4,174,768	$3,936,955

Inventory Reserves [Table Text Block]

The following table presents changes in the Company’s inventory reserves for years ended January 2, 2016, January 3, 2015 and December 28, 2013:

	January 2, 2016	January 3, 2015	December 28, 2013
Inventory reserves, beginning of period	$49,439	$37,523	$31,418
Additions to inventory reserves	97,226	92,773	65,466
Reserves utilized	(76,282)	(80,857)	(59,361)
Inventory reserves, end of period	$70,383	$49,439	$37,523